Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Mar. 28, 2018
Prospectus Date	Mar. 28, 2018
Alger 35 Fund | Class P
Prospectus:
Trading Symbol	ATVPX